Note 12 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2009
AOS Acquisition [Member]
Deferred Tax Assets, Gross				$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,680,000			$ 4,455,525
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Deferred Tax Assets, Gross	$ 2,977,893	$ 2,681,762
Deferred Tax Assets, Operating Loss Carryforwards	1,437,611	$ 573,926
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	2,690,719
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	703,405
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	253,486
Deferred Tax Assets, Valuation Allowance	2,415,256
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	35,873	$ 4,647
Unrecognized Tax Benefits, Income Tax Penalties Accrued	19,283	10,400
Income Tax Examination, Penalties and Interest Accrued	38,553	93,709
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 45,987	$ 92,817